Purchase price - Additional Information (Detail)	Feb. 26, 2021 $ / shares
Zomagen [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share	$ 3.06
Sale of Stock, Price Per Share	2.87
Oppilan [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share	3.06
Sale of Stock, Price Per Share	1.86
Series A1 Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share	3.06
Series A1 Convertible Preferred Stock [Member] | Zomagen [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share	3.06
Series A1 Convertible Preferred Stock [Member] | Oppilan [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share	$ 3.06